Ms. Towner -

Please find following for your review the Company's response to your comment letter dated February 29, 2012.  Included is a revised cover referencing IRS Employer Identification Number 20-0990109, restatement of the Company's proved reserves and Note 22 amendment to the Company's financial statements related to

Upon your review, the Company shall prepare Form 10KA for submission.  Thank you for your attention to this matter.  I welcome your reply.

Best regards,

Kelly J. Stopher

Chief Financial Officer

Jayhawk Energy, Inc.